RESERVES (Details Textual) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 01, 2018 shares	Dec. 31, 2017 shares	Jun. 30, 2009 CNY (¥)	Jun. 30, 2009 HKD ($)
Disclosure Of RESERVES [Line Items]
Capital reserve	¥ 61.3
Escrow deposits	¥ 6.7
Percentage of entity's revenue	10.00%
Number of shares issued | shares	1,770,299	56,919	1,003,152
Two financial advisors [Member]
Disclosure Of RESERVES [Line Items]
Number of shares issued | shares	1,521,528
Mr. Wong Kung Tok [Member]
Disclosure Of RESERVES [Line Items]
Amounts payable, related party transactions	¥ 40.2			¥ 58.9	$ 67.9
Forego of claim in deposits	15.6
Sound Treasure Limited [Member]
Disclosure Of RESERVES [Line Items]
Amounts payable, related party transactions	20.7
Forego of claim in deposits	15.6
Extinguishment of liability	¥ 76.8
Top of range [member]
Disclosure Of RESERVES [Line Items]
Percentage of entity's revenue	50.00%